Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

March 5, 2019

DBX ETF TRUST

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus dated December 28, 2018, as each may be supplemented from time to time

Effective immediately, DBX Advisors LLC (the “Adviser”) has approved a fee waiver arrangement for the Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for the Fund are revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers FTSE Developed ex US Comprehensive Factor ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
Management Fee	0.35
Other Expenses	None
Total Annual Fund Operating Expenses	0.35
Fee Waiver and/or Expense Reimbursement*	(0.11)
Total Annual Fund Operating Expenses After Fee Waiver	0.24

*The Adviser has contractually agreed, until March 5, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.24% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers FTSE Developed ex US Comprehensive Factor ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$25	$101	$185	$432

Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

March 5, 2019

DBX ETF TRUST

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus dated December 28, 2018, as each may be supplemented from time to time

Effective immediately, DBX Advisors LLC (the “Adviser”) has approved a fee waiver arrangement for the Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for the Fund are revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers FTSE Developed ex US Comprehensive Factor ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
Management Fee	0.35
Other Expenses	None
Total Annual Fund Operating Expenses	0.35
Fee Waiver and/or Expense Reimbursement*	(0.11)
Total Annual Fund Operating Expenses After Fee Waiver	0.24

*The Adviser has contractually agreed, until March 5, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.24% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers FTSE Developed ex US Comprehensive Factor ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$25	$101	$185	$432

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES<br/> (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 5, 2020
Xtrackers FTSE Developed ex US Comprehensive Factor ETF | Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.24%
1 Year	rr_ExpenseExampleYear01	$ 25
3 Years	rr_ExpenseExampleYear03	101
5 Years	rr_ExpenseExampleYear05	185
10 Years	rr_ExpenseExampleYear10	$ 432

[1]	The Adviser has contractually agreed, until March 5, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.24% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.